EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share	Earnings Per Share

	For the three months ended June 30				For the six months ended June 30
	2023		2022		2023		2022
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$502	$502	$717	$717	$771	$771	$1,423	$1,423
Net income attributable to non-controlling interests	(197)	(197)	(229)	(229)	(346)	(346)	(497)	(497)
Net income attributable to equity holders of Barrick Gold Corporation	$305	$305	$488	$488	$425	$425	$926	$926
Weighted average shares outstanding	1,755	1,755	1,777	1,777	1,755	1,755	1,778	1,778
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$0.17	$0.17	$0.27	$0.27	$0.24	$0.24	$0.52	$0.52